Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Current
Cash and cash equivalents	$ 5,158,932	$ 10,743,430
Cash and cash equivalents		11,075,871	$ 6,571,610
Short-term investments	41,625	43,384	43,064
Accounts receivable (less provision for credit losses of $2,424 and $nil as of June 30, 2025 and 2024, respectively)		465,104	352,838
Inventories, net		961,173	1,244,324
Prepaids and other current assets	617,211	319,547
Prepaids and other current assets		321,747	477,749
Current assets of discontinued operations	1,070,313	1,760,918
Total current assets	6,888,081	12,867,279	8,689,585
Non-Current
Property, equipment and ROU assets, net	642,884	992,199	1,249,999
Intangible assets, net	1,498,473	1,620,562	1,783,198
Other assets	104,368	100,000	100,000
Total Assets	9,133,806	15,580,040	11,822,782
Current
Accounts payable and accrued liabilities	1,011,551	1,230,845
Accounts payable and accrued liabilities		1,404,283	1,654,011
Current portion of lease obligations	389,381	435,507	317,797
Current liabilities of discontinued operations	810,334	173,438
Total current liabilities	2,211,266	1,839,790	1,971,808
Non-current
Lease obligations, net of current portion	30,766	305,755	644,865
Total Liabilities	2,242,032	2,145,545	2,616,673
Commitments and Contingencies (Note 10)
Shareholders' Equity
Common shares	92,578,071	91,221,174	82,784,400
Additional paid-in capital	38,144,484	39,322,644	35,368,899
Accumulated deficit	(123,959,350)	(117,237,892)	(109,075,759)
Accumulated other comprehensive income	128,569	128,569	128,569
Total Shareholders' Equity	6,891,774	13,434,495	9,206,109
Total Liabilities and Shareholders' Equity	$ 9,133,806	$ 15,580,040	$ 11,822,782